Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec. 14, 2011
The Purisima All-Purpose Fund (Prospectus Summary) | The Purisima All-Purpose Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Purisima All-Purpose Fund (the "Fund") seeks to provide protection against declines in the value of the U.S. and foreign equity markets.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "Ratio of expenses to average net assets: Before fees waived" in the Financial Highlights section of this Prospectus, which does not include the Fund's acquired fund fees and expenses ("AFFE"). Without including AFFE, the "Total Annual Fund Operating Expenses" of the Fund during the fiscal year ended August 31, 2011 would have been 304.53%.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $25,000 in the Fund for the time periods indicated; you redeem all of your shares at the end of those periods; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs could be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund is non-diversified and seeks to achieve its objective by investing in a portfolio that may include derivative securities (including the use of futures and options strategies), money market instruments, domestic and/or foreign common stocks and other equity-like securities, i.e., preferred stock, warrants, rights, and depositary receipts, fixed-income securities, and exchange traded funds. The Fund may also sell securities short and may enter into swap agreements. The Fund's investments in different types of securities may vary significantly.

The Fund's investment objective can be changed by the Fund upon 60 days' prior notice to shareholders.

Equity Bear Market Defensive Strategy. The Fund is intended primarily to provide a means for shareholders to efficiently make use of various forms of defensive strategies in the event the Adviser anticipates unfavorable conditions in the equity markets. If the Adviser anticipates the potential for poor prospects in the U.S. and/or foreign stock markets, the Fund may adopt a defensive strategy intended to maintain value during an equity market decline, or a more aggressive defensive strategy intended to not only maintain value during an equity market decline, but also seek positive return over and above a cash-like strategy. These defensive strategies may employ index put options, futures contracts and other techniques involving the use of derivative instruments, including short selling and the use of swap agreements. The Fund may use these techniques both for hedging and non-hedging purposes. Currently, the Fund does not hold any derivative positions.

o  Futures and Options. The Fund may use futures contracts and related options for hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes.

o  Short Selling. Selling short is selling a security that the Fund does not own in the expectation that the security's value will fall. The Fund borrows a security from a broker and then immediately sells it. Later, the Fund repurchases the security and delivers it to the broker as repayment for the borrowed shares.

o  Swap Agreements. The Fund may enter into swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The
   Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments.

Interim Strategy. The Fund anticipates that for a majority of the time the Fund will maintain an interim strategy, when the Adviser does not actively anticipate poor equity market performance. In such periods, the Fund may hold some or all of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or may make other investments with short term maturity to either maintain liquidity or for defensive purposes when the Adviser believes it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its investment objective. Note: As of the date of this Prospectus, 100% of the
Fund's assets are invested in money market instruments and U.S. Government obligations and have been so invested since the Fund's inception in
November 2005.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The value of any investment in the Fund will change with market conditions, and investors may lose money. The Fund is not appropriate for all investors, and is not meant to be a complete investment program. Market conditions can cause securities to lose money rapidly and unpredictably.

o Risks of Short Selling: Selling short is selling a security that the Fund does not own as described above. There is the risk that the price of the stock will go up between the time the Fund borrowed and repurchased the stock, which would result in the Fund losing money. Although the Fund's gain is limited by the amount for which it sold the borrowed security, its potential loss is unlimited. A mutual fund that engages in short selling is more risky than other mutual funds that do not engage in short selling.

o Risks of Certain Derivative Securities.

  Futures and Options: There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures. There may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

  Swap Counterparty Risk: The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

o Trading Halt Risk: Certain major exchanges on which options and futures contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs before the close of a trading day, the Fund may not be able to purchase or sell options or futures contracts. In such an event, the Fund also may be required to use a
  "fair-value" method to price its outstanding contracts.

o Non-Diversification Risk: Because the Fund is non-diversified, it may invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

o Industry Risk: Although the Fund does not concentrate its investments in a particular industry, a significant portion of its assets may still, from time to time, be invested in a single industry or in a group of industries, including without limitation any single industry, or a combination thereof, as defined under the Global Industry Classification System (GICS). To the extent the Fund invests significantly in an industry or a group of industries, the
  Fund would be subject to the risks specific to those industries to a greater degree.

o Allocation Risks: The Adviser may allocate the Fund's assets in ways that will not perform as well as the general market.

o General Risks.

  Stocks: Because stocks are generally more volatile than fixed-income securities, the risk of losses is often higher for funds holding stocks than for those investing only in fixed-income securities. Recently, the financial markets have experienced a period of extreme stress, which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. These market conditions add significantly to the risk of short-term volatility of a fund.

  Fixed-Income Securities: The Fund may invest in fixed-income securities rated, at the time of purchase, within the four highest rating categories (by Moody's,
  S&P or other nationally recognized securities ratings organizations). After purchase, a security might fall from the four highest rating categories, and the Fund may choose to hold it for as long as the Adviser believes prudent. The risk exists that the issuer of a fixed-income security below those categories may be unable to meet interest and/or principal payments. Also potentially affecting the value of the security could be market perception of the creditworthiness of the issuer, general market liquidity, and price volatility due to interest rate sensitivity. Generally, when interest rates rise, the value of a fixed-income security will fall.

o Risks of Foreign Investing: The Fund may purchase foreign securities, including equity-like securities and fixed-income securities. These securities may involve additional risks, including the possibility that political, economic or social instability in the foreign country in which a security is issued might significantly lower its valuation. Foreign issuers are not subject to the same reporting and regulatory requirements found in the United States. Also, changes in the value of foreign currencies versus the U.S. dollar can affect the value of the Fund's foreign investments. For example, a decline in the value of a foreign currency will reduce the value of foreign investments denominated in that currency.

o Relatively High Portfolio Transaction Expenses: The Adviser intends to use the
  Fund as a vehicle to help manage the investments of the Adviser's separate account and other clients during unfavorable conditions in the equity markets. Because the Adviser may cause large investments to be made in and out of the Fund relative to its size during such periods, the Fund's assets could vary significantly from time to time. These changes in asset size could cause the Fund to incur relatively high transaction costs in managing its portfolio investments, such as increased brokerage commissions.

Risk, Lose Money	rr_RiskLoseMoney	The value of any investment in the Fund will change with market conditions, and investors may lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, it may invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows how the Fund's total return has varied from year to year since its inception. The table shows how the Fund's average annual returns for 1 year, 5 years, and since its inception compare with those of a broad-based market index. Of course, past performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows how the Fund's total return has varied from year to year since its inception. The table shows how the Fund's average annual returns for 1 year, 5 years, and since its inception compare with those of a broad-based market index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The Purisima All-Purpose Fund (as of December 31)
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's year-to-date return as of September 30, 2011 was -1.01%.

The Purisima All-Purpose Fund's highest & lowest quarterly returns:
Highest              1.97 %              Qtr ended 6/30/2006
Lowest              -0.40%               Qtr ended 3/31/2009

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to those who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to those who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
The Purisima All-Purpose Fund (Prospectus Summary) | The Purisima All-Purpose Fund | The Purisima All-Purpose Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2021-11-30
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.01%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.40%)
The Purisima All-Purpose Fund | Merrill Lynch U.S. Treasury Bills 0-3 Months Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Merrill Lynch U.S. Treasury Bills 0-3 Months Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.48%
The Purisima All-Purpose Fund | The Purisima All-Purpose Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	303.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	304.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(303.10%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	399
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,239
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,138
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,668
Annual Return 2006	rr_AnnualReturn2006	7.47%
Annual Return 2007	rr_AnnualReturn2007	6.77%
Annual Return 2008	rr_AnnualReturn2008	4.04%
Annual Return 2009	rr_AnnualReturn2009	0.82%
Annual Return 2010	rr_AnnualReturn2010	(1.00%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.00%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
The Purisima All-Purpose Fund | The Purisima All-Purpose Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.00%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
The Purisima All-Purpose Fund | The Purisima All-Purpose Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.65%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.28%

[1]	The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "Ratio of expenses to average net assets: Before fees waived" in the Financial Highlights section of this Prospectus, which does not include the Fund's acquired fund fees and expenses ("AFFE"). Without including AFFE, the "Total Annual Fund Operating Expenses" of the Fund during the fiscal year ended August 31, 2011 would have been 304.53%.
[2]	Fisher Asset Management, LLC, doing business as Fisher Investments is contractually obligated to limit the Fund's total annual operating expenses to 1.50% of the Fund's average daily net assets through November 30, 2021 (excluding taxes, interests, brokerage commissions, AFFE and extraordinary expenses). The Board of Trustees of The Purisima Funds (the "Trust") can terminate this contract at any time upon 60 days' written notice to the Adviser. Additionally, the Adviser may decline to renew this contract by written notice to the Trust at least 30 days before its annual renewal date. Pursuant to this contract, the Adviser may request recoupment for management fee waivers and/or Fund expense payments made during the most recent three fiscal years.